Segment Reporting - Summary of Segment Reporting (Detail) Brand in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) Brand	Jun. 30, 2019 USD ($) Brand		Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 21,298	$ 25,823	[1]
Profit from operations	2,306	8,077	[1]
Net finance income/(cost)	(5,592)	(169)	[1]
Share of results of associates and joint ventures	33	62	[1]
Income tax expense	(492)	(1,565)	[1]
Profit from continuing operations	(3,744)	6,406	[1]
Discontinued operations	2,055	236	[1]
Profit/(loss)	(1,688)	$ 6,642	[1]
Segment assets (non-current)	$ 189,233			$ 207,834
Operating segments [member]
Disclosure of operating segments [line items]
Volume | Brand	240	276
Revenue	$ 21,298	$ 25,823
Normalized EBITDA	$ 7,363	$ 10,446
Normalized EBITDA margin %	34.60%	40.50%
Depreciation, amortization and impairment	$ (2,261)	$ (2,265)
Normalized profit from operations (EBIT)	5,102	8,180
Exceptional items (see Note 7)	(2,796)	(103)
Profit from operations	2,306	8,077
Net finance income/(cost)	(5,592)	(169)
Share of results of associates and joint ventures	33	62
Income tax expense	(492)	(1,565)
Profit from continuing operations	(3,744)	6,406
Discontinued operations	2,055	236
Profit/(loss)	(1,688)	6,642
Segment assets (non-current)	189,233			207,834
Gross capex	$ (1,580)	$ (1,709)
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | Brand	52	54
Revenue	$ 7,536	$ 7,701
Normalized EBITDA	$ 2,986	$ 3,045
Normalized EBITDA margin %	39.60%	39.50%
Depreciation, amortization and impairment	$ (407)	$ (389)
Normalized profit from operations (EBIT)	2,579	2,656
Exceptional items (see Note 7)	(83)	(1)
Profit from operations	2,496	2,655
Segment assets (non-current)	63,322			63,725
Gross capex	$ (225)	$ (182)
Operating segments [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume | Brand	52	65
Revenue	$ 4,246	$ 5,735
Normalized EBITDA	$ 2,021	$ 3,036
Normalized EBITDA margin %	47.60%	52.90%
Depreciation, amortization and impairment	$ (486)	$ (441)
Normalized profit from operations (EBIT)	1,535	2,595
Exceptional items (see Note 7)	(51)	(26)
Profit from operations	1,484	2,569
Segment assets (non-current)	67,989			76,168
Gross capex	$ (350)	$ (471)
Operating segments [member] | South America [Member]
Disclosure of operating segments [line items]
Volume | Brand	63	67
Revenue	$ 3,613	$ 4,769
Normalized EBITDA	$ 1,146	$ 1,976
Normalized EBITDA margin %	31.70%	41.40%
Depreciation, amortization and impairment	$ (410)	$ (462)
Normalized profit from operations (EBIT)	736	1,514
Exceptional items (see Note 7)	(17)	(13)
Profit from operations	719	1,501
Segment assets (non-current)	10,807			13,452
Gross capex	$ (387)	$ (288)
Operating segments [member] | C- E- Carter [member]
Disclosure of operating segments [line items]
Volume | Brand	34	40
Revenue	$ 3,007	$ 3,784
Normalized EBITDA	$ 713	$ 1,372
Normalized EBITDA margin %	23.70%	36.20%
Depreciation, amortization and impairment	$ (470)	$ (485)
Normalized profit from operations (EBIT)	243	887
Exceptional items (see Note 7)	(2,587)	(17)
Profit from operations	(2,344)	870
Segment assets (non-current)	32,477			39,447
Gross capex	$ (301)	$ (425)
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | Brand	39	50
Revenue	$ 2,609	$ 3,514
Normalized EBITDA	$ 783	$ 1,352
Normalized EBITDA margin %	30.00%	38.50%
Depreciation, amortization and impairment	$ (311)	$ (335)
Normalized profit from operations (EBIT)	472	1,017
Exceptional items (see Note 7)	(10)	(4)
Profit from operations	462	1,013
Segment assets (non-current)	12,751			13,450
Gross capex	(191)	(236)
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Revenue	287	319
Normalized EBITDA	(287)	(335)
Depreciation, amortization and impairment	(175)	(155)
Normalized profit from operations (EBIT)	(462)	(490)
Exceptional items (see Note 7)	(47)	(43)
Profit from operations	(509)	(533)
Segment assets (non-current)	1,886			$ 1,592
Gross capex	$ (126)	$ (107)

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.